Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment
Beginning of financial year	€ 1,712,266
End of financial year	2,384,551
Cost
Property, Plant and Equipment
Beginning of financial year	1,824,431
Additions	716,289
Disposals	(270)
End of financial year	2,540,450
Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(112,165)
Depreciation charge	43,734
End of financial year	(155,899)
Vessels
Property, Plant and Equipment
End of financial year	1,637,673
Vessels | Cost
Property, Plant and Equipment
Beginning of financial year	1,056,664
Additions	18,008
Transfer from assets under construction	707,330
Disposals	(270)
End of financial year	1,781,732
Vessels | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(104,119)
Depreciation charge	39,940
End of financial year	(144,059)
Dry dock
Property, Plant and Equipment
End of financial year	17,095
Dry dock | Cost
Property, Plant and Equipment
Beginning of financial year	17,644
Additions	649
Transfer from assets under construction	7,723
End of financial year	26,016
Dry dock | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(6,541)
Depreciation charge	2,380
End of financial year	(8,921)
Other fixtures and fittings
Property, Plant and Equipment
End of financial year	16,798
Other fixtures and fittings | Cost
Property, Plant and Equipment
Beginning of financial year	13,513
Additions	6,204
End of financial year	19,717
Other fixtures and fittings | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(1,505)
Depreciation charge	1,414
End of financial year	(2,919)
Assets under construction
Property, Plant and Equipment
Additions	691,000	€ 250,000
End of financial year	712,985
Assets under construction | Cost
Property, Plant and Equipment
Beginning of financial year	736,610
Additions	691,428
Transfer from assets under construction	(715,053)
End of financial year	€ 712,985